Other Income - Schedule of other income (Details) - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Other Income [Abstract]
Grant income	£ 435	£ 201
R&D expenditure credits	998	242
Other income	£ 1,433	£ 443